Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	$ 572,992	$ 739,793
Less: accumulated amortization	(364,104)	(175,085)
Artwork trading platform [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	798,037	794,349
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total	$ 139,059	$ 120,529